Taxes - Disclosure of Expiry of Tax Loss Carryforwards (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Income Taxes And Deferred Taxes [Line Items]
Tax loss carryforwards	SFr (212,218)	SFr (157,900)
2021
Disclosure Of Detailed Information About Income Taxes And Deferred Taxes [Line Items]
Tax loss carryforwards		(4,314)
2022
Disclosure Of Detailed Information About Income Taxes And Deferred Taxes [Line Items]
Tax loss carryforwards	0	0
2023
Disclosure Of Detailed Information About Income Taxes And Deferred Taxes [Line Items]
Tax loss carryforwards	(15,976)	(15,976)
2024
Disclosure Of Detailed Information About Income Taxes And Deferred Taxes [Line Items]
Tax loss carryforwards	(21,766)	(21,766)
2025
Disclosure Of Detailed Information About Income Taxes And Deferred Taxes [Line Items]
Tax loss carryforwards	(23,767)	(23,767)
2026
Disclosure Of Detailed Information About Income Taxes And Deferred Taxes [Line Items]
Tax loss carryforwards	(33,446)	(33,446)
2027
Disclosure Of Detailed Information About Income Taxes And Deferred Taxes [Line Items]
Tax loss carryforwards	(58,631)	(58,631)
2028
Disclosure Of Detailed Information About Income Taxes And Deferred Taxes [Line Items]
Tax loss carryforwards	(58,632)	0
Thereafter
Disclosure Of Detailed Information About Income Taxes And Deferred Taxes [Line Items]
Tax loss carryforwards	SFr 0	SFr 0